Expense Example - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Expense Example:
1 year	$ 700
3 years	963
5 years	1,247
10 years	2,053
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,187
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Expense Example:
1 year	502
3 years	822
5 years	1,165
10 years	2,131
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Expense Example:
1 year	107
3 years	334
5 years	579
10 years	1,283
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096